Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Nov. 30, 2016 $ / shares	Nov. 30, 2016 CAD shares	Nov. 30, 2015 $ / shares	Nov. 30, 2015 CAD shares	Nov. 30, 2014 $ / shares	Nov. 30, 2014 CAD shares
Revenues
Licensing (Note 3)		CAD 2,209,502		CAD 4,093,781		CAD 8,415,540
Milestone (Note 3)		0		0		354,153
Up-front fees (Note 3)		37,500		0		0
Revenues		2,247,002		4,093,781		8,769,693
Expenses
Research and development		8,166,736		7,247,473		8,020,201
Selling, general and administrative		3,546,132		3,581,913		3,900,803
Depreciation (Note 5)		385,210		377,849		381,385
[us-gaap:CostsAndExpenses]		12,098,078		11,207,235		12,302,389
Loss from operations		(9,851,076)		(7,113,454)		(3,532,696)
Net foreign exchange gain (loss)		(22,470)		46,211		10,896
Interest income		207		1,507		4,898
Interest expense		270,238		256,629		339,451
Extinguishment loss (Note 7)		0		(114,023)		0
Net loss and comprehensive loss		CAD (10,143,577)		CAD (7,436,388)		CAD (3,856,353)
Other comprehensive income (loss)
Loss per common share, basic and diluted (in Dollars per share) | $ / shares	$ (0.38)		$ (0.31)		$ (0.17)
Weighted average number of common shares outstanding, basic and diluted (in Shares) | shares		26,699,579		23,767,677		23,050,618